Cover	12 Months Ended
Jul. 31, 2026
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Oil-Dri Corporation of America
Entity Central Index Key	0000074046